Loss per share (Details) - shares	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Earnings per share [line items]
Antidilutive securities	1,150,566	1,560,783
Stock options
Earnings per share [line items]
Antidilutive securities	1,109,074	1,516,641
DSUs
Earnings per share [line items]
Antidilutive securities	41,492	44,142
RSUs
Earnings per share [line items]
Antidilutive securities	0	0